UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFDX Equity Income Fund –
.
PAFDX Equity Income Fund–
.
Advisor  Class
RRFDX Equity Income Fund–
.
R  Class
REIPX Equity Income Fund–
.
I  Class
TRZQX Equity Income Fund–
.
Z Class

T. ROWE PRICE Equity Income Fund
HIGHLIGHTS
The Equity Income Fund underperformed the Russell 1000 Value Index and its
Lipper peer group for the 12 months ended December 31, 2023.
For most of the year, we contended with a narrow market, in which valuation and dividend yield were not in favor. Top relative detractors were focused in the communication services and materials sectors, where some of our holdings underperformed due to idiosyncratic reasons. Strong contributors were found in industrials and energy.
Changes in sector allocations resulted from bottom-up stock selection. Our focus on valuation and a willingness to invest in names under near-term stress benefited the portfolio’s returns. More recently, we found opportunities in defensive names given the strength in higher-beta stocks.
Going forward, our aim is to maintain a portfolio that is balanced for a variety of market settings, while also investing in opportunities that have particularly attractive risk/reward characteristics. As always, our focus is on investing in higher-quality companies that offer compelling valuations, attractive long-term fundamentals, and strong dividend yields.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Equity Income Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Equity Income Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Income Fund
returned 9.65% for the
12-month period ended
December 31, 2023. The
fund underperformed its
benchmark, the Russell
1000 Value Index, and its
peer group, the Lipper
Equity Income Funds Index.
(Returns for the Advisor, R,
I, and Z Class shares varied
slightly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
U.S. equities produced strong
gains in 2023, driven by generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence. Within the portfolio, sector allocation drove relative underperformance, while our favorable stock picks tempered losses.
Our underweight exposure to the communication services sector detracted from relative results, as did select names within the sector. In the interactive media and services space, our underweight to Meta Platforms, which was removed from the Russell 1000 Value Index in June, was a notable headwind over the first half of 2023 as the stock advanced significantly following a shift to a cost focus. The company continued to perform well as it experienced a rebound in digital ad spending and improved monetization trends. Walt Disney
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Equity Income Fund –
.
6.92% 9.65%
Equity Income Fund–
.
Advisor  Class 6.76 9.34
Equity Income Fund–
.
R  Class 6.64 9.06
Equity Income Fund–
.
I  Class 6.99 9.75
Equity Income Fund–
.
Z  Class 7.32 10.39
Russell 1000 Value Index 6.03 11.46
S&P 500 Index 8.04 26.29
Lipper Equity Income
Funds Index 5.68 10.12

T. ROWE PRICE Equity Income Fund

shares also hindered relative results as the company struggled with weak
Disney+ subscriber growth, a slowdown in park attendance, and a weakening in linear TV profits and revenues. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
After a strong performance the previous year, CF Industries in the materials sector underperformed amid a volatile backdrop for fertilizer demand and pricing. Early in 2023, weak fertilizer demand pressured shares, although the hydrogen and nitrogen products manufacturer benefited from improved sentiment around the fertilizer cycle midyear. However, weak nitrogen pricing late in the year again weighed on the stock. We continue to own a significant position in CF Industries as we believe that fundamentals for the company will improve in 2024.
Our stock choices in the consumer staples sector was also a hindrance, notably Conagra Brands. The packaged food company’s shares declined due to challenges from higher inflation and weaker volume trends caused by supply chain disruptions from its largest frozen food supplier. Increased competition from other food companies and persistent sales growth concerns also negatively impacted shares. More broadly, accelerated demand for weight loss drugs raised concerns about the long-term effect on food and beverage stocks, which also pulled back performance.
On a positive note, our industrials and business services sector holdings added the most to relative results. Specifically, GE recorded a double-digit return as the diversified conglomerate’s shares advanced significantly on a better-than-
expected recovery in the aviation industry, improvement in its renewables segment, and positive sentiment following the spinoff of its health care business early in 2023.
In energy, TotalEnergies helped relative performance as its shares outpaced the sector with a double-digit return as the French oil and gas major benefited from continued low-cost production growth and shareholder-friendly capital allocation policies. TotalEnergies is a long-term holding, and we continue to value the company’s ability to execute in uncertain environments, its focus on returning cash to shareholders, and its attractive dividend yield.

T. ROWE PRICE Equity Income Fund

How is the fund positioned?
The Equity Income Fund seeks to buy well-established, large-cap companies that have a strong record of paying dividends and appear to be undervalued by the market. The fund’s holdings tend to be solid, higher-quality companies going through a period of controversy or stress, reflecting our dual focus on valuation and dividend yield. Each position is the product of careful stock picking based on the fundamental research generated by T. Rowe Price’s equity analyst team, as opposed to broader market or macroeconomic trends.
Top purchases covered varied sectors of the market. In financials, we leaned heavily into wealth platform Charles Schwab over the second half of the year, as we believe the market underappreciates how quickly net interest margins are likely to improve. We also value the company’s competitive positioning in fast-growing wealth channels and the strength of its platform and the markets it serves. We also added to our position in U.S. Bancorp, one of the largest U.S.
banks, for its defensive credit profile and attractive valuation.
In industrials and business
services, we initiated a
position in Norfolk Southern,
a railroad company that
primarily operates in the
eastern U.S. and services a
diverse set of end markets,
including agricultural,
metals, and chemicals. In
our view, the company
should benefit from a
strong industry backdrop,
margin improvements,
optionality around growth,
and continued capital return.
We also found compelling
opportunities in consumer
staples. We started positions
in (1) Kenvue, a consumer
health company that
we believe has room for
operational improvement,
margin expansion, and free
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Financials   20.7% 22.8%
Health Care   17.5 15.6
Industrials and Business
Services   11.8 12.8
Information Technology   8.0 8.9
Energy   8.1 8.6
Consumer Staples   7.7 8.2
Utilities   7.3 6.4
Communication Services   4.6 4.7
Real Estate   4.2 4.2
Consumer Discretionary   5.0 3.8
Materials   3.5 3.1
Other and Reserves   1.6 0.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Income Fund

cash flow conversion, and (2) Colgate-Palmolive, a household and consumer products company with leading market share in several key categories whose efforts to stabilize market share through premium product innovation and increased ad spend could positively impact shares.
Turning to sales, our largest sale was reducing our position in GE, of which we sold shares to manage our position size. We continue to have a significant overweight in the diversified conglomerate and remain confident that the company will continue to benefit from a recovery in the aerospace business and further streamlining of its portfolio of assets. In utilities, we reduced our position in Sempra, although we continue to find value in its Texas and
California utilities and the liquefied natural gas projects in its infrastructure business. In financials, we sold shares of investment bank Goldman Sachs to moderate our capital markets industry exposure.
What is portfolio management’s outlook?
The market was data-point-driven throughout 2023, and the fourth quarter was no exception, as the market rallied sharply on favorable inflation and employment news. While all eyes remain on the direction of monetary policy, we believe that the Federal Reserve will also be heavily influenced by new data.
We therefore expect the market will continue to be volatile, switching between optimism and pessimism depending on the next data point.
This backdrop creates a wide range of potential outcomes, and the likelihood of a recession versus a “soft landing” is largely unknown. We believe that our portfolio has a careful balance of both offensive holdings, which should do well if the market moves higher, and defensive holdings, which should perform well if the market moves lower. Going forward, our focus will remain on taking advantage of compelling opportunities as they arise. Ultimately, we believe that individual stock picking will be critical and that our understanding of the company fundamentals of portfolio holdings as well as our valuation discipline and long-term investment horizon will help serve shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Income Fund

RISKS OF INVESTING IN THE FUND
DIVIDEND-PAYING STOCKS
The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. For example, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, stocks of companies with a history of paying dividends may not benefit from a broad market advance to the same degree as the overall stock market.
STOCK INVESTING
The fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stock markets as a whole can be volatile and decline for many reasons, such as adverse local, political, regulatory, or economic developments; changes in investor psychology; or
heavy institutional selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.
In addition, the advisor’s assessment of companies whose stocks are held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock.
For a more thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in

T. ROWE PRICE Equity Income Fund

the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Income Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Wells Fargo 3.0%
TotalEnergies 3.0
QUALCOMM 2.9
Southern 2.6
American International Group 2.5
General Electric 2.3
Elevance Health 2.3
News 2.3
Chubb 2.2
L3Harris Technologies 1.8
CF Industries Holdings 1.8
Becton Dickinson & Company 1.8
Boeing 1.7
Weyerhaeuser 1.7
Philip Morris International 1.7
Equitable Holdings 1.7
Microsoft 1.7
Charles Schwab 1.6
MetLife 1.5
Equity Residential 1.4
Zimmer Biomet Holdings 1.4
Exxon Mobil 1.3
U.S. Bancorp 1.3
Dominion Energy 1.3
Fifth Third Bancorp 1.3
Total 48.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INCOME FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Equity Income Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Income Fund –
.
9.65% 11.32% 7.98% – –
Equity Income Fund–
.
Advisor  Class 9.34 10.98 7.66 – –
Equity Income Fund–
.
R  Class 9.06 10.69 7.38 – –
Equity Income Fund–
.
I  Class 9.75 11.44 – 10.19% 12/17/15
Equity Income Fund–
.
Z  Class 10.39 – – 8.47 2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
R,
0.04
I , and
0.05
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Equity Income Fund 0.67%
Equity Income Fund–Advisor Class 1.00
Equity Income Fund–R Class 1.23
Equity Income Fund–I Class 0.56
Equity Income Fund–Z Class 0.54
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Equity Income Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Equity Income Fund

EQUITY INCOME FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,069.20 $3.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
Advisor Class
Actual   1,000.00   1,067.60   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.21   5.04
R Class
Actual   1,000.00   1,066.40   6.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.95   6.31
I Class
Actual   1,000.00   1,069.90   2.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.33   2.91
Z Class
Actual   1,000.00   1,073.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.68%, the
2
Advisor Class was 0.99%, the
3
R Class was 1.24%, the
4
I Class was 0.57%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 32.68 $ 35.99 $ 31.24 $ 32.08 $ 27.30
Investment activities
Net investment income
(1)(2)
0.69 0.70 0.61 0.66 0.75
Net realized and unrealized gain/
loss 2.38 (1.85) 7.30 (0.39) 6.42
Total from investment activities 3.07 (1.15) 7.91 0.27
(3)
7.17
Distributions
Net investment income (0.70) (0.70) (0.63) (0.68) (0.76)
Net realized gain (1.38) (1.46) (2.53) (0.43) (1.63)
Total distributions (2.08) (2.16) (3.16) (1.11) (2.39)
NET ASSET VALUE
End of period $ 33.67 $ 32.68 $ 35.99 $ 31.24 $ 32.08

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
9.65% (3.28)% 25.68% 1.32% 26.58%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.68% 0.67% 0.63% 0.65% 0.64%
Net expenses after waivers/
payments by Price Associates 0.68% 0.67% 0.63% 0.65% 0.64%
Net investment income 2.11% 2.00% 1.71% 2.41% 2.43%
Portfolio turnover rate 16.7% 17.3% 19.4% 24.2% 17.5%
Net assets, end of period (in
millions) $8,357 $8,601 $14,634 $14,251 $15,945
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 32.57 $ 35.89 $ 31.17 $ 31.99 $ 27.23
Investment activities
Net investment income
(1)(2)
0.60 0.59 0.50 0.58 0.64
Net realized and unrealized gain/
loss 2.37 (1.84) 7.27 (0.38) 6.41
Total from investment activities 2.97 (1.25) 7.77 0.20
(3)
7.05
Distributions
Net investment income (0.62) (0.61) (0.52) (0.59) (0.66)
Net realized gain (1.38) (1.46) (2.53) (0.43) (1.63)
Total distributions (2.00) (2.07) (3.05) (1.02) (2.29)
NET ASSET VALUE
End of period $ 33.54 $ 32.57 $ 35.89 $ 31.17 $ 31.99

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
9.34% (3.58)% 25.26% 1.05% 26.17%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.95% 1.00% 0.95% 0.95% 0.96%
Net expenses after waivers/
payments by Price Associates 0.95% 1.00% 0.95% 0.95% 0.96%
Net investment income 1.83% 1.70% 1.39% 2.11% 2.09%
Portfolio turnover rate 16.7% 17.3% 19.4% 24.2% 17.5%
Net assets, end of period (in
millions) $148 $156 $189 $186 $258
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 32.50 $ 35.83 $ 31.13 $ 31.95 $ 27.18
Investment activities
Net investment income
(1)(2)
0.51 0.51 0.40 0.49 0.56
Net realized and unrealized gain/
loss 2.37 (1.84) 7.26 (0.37) 6.41
Total from investment activities 2.88 (1.33) 7.66 0.12
(3)
6.97
Distributions
Net investment income (0.53) (0.54) (0.43) (0.51) (0.57)
Net realized gain (1.38) (1.46) (2.53) (0.43) (1.63)
Total distributions (1.91) (2.00) (2.96) (0.94) (2.20)
NET ASSET VALUE
End of period $ 33.47 $ 32.50 $ 35.83 $ 31.13 $ 31.95

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
9.06% (3.81)% 24.92% 0.73% 25.90%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.21% 1.22% 1.22% 1.25% 1.23%
Net expenses after waivers/
payments by Price Associates 1.21% 1.22% 1.22% 1.25% 1.23%
Net investment income 1.57% 1.48% 1.11% 1.80% 1.83%
Portfolio turnover rate 16.7% 17.3% 19.4% 24.2% 17.5%
Net assets, end of period (in
thousands) $40,807 $45,812 $50,484 $48,020 $64,181
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 32.66 $ 35.99 $ 31.25 $ 32.09 $ 27.31
Investment activities
Net investment income
(1)(2)
0.73 0.76 0.65 0.69 0.78
Net realized and unrealized gain/
loss 2.37 (1.86) 7.29 (0.39) 6.42
Total from investment activities 3.10 (1.10) 7.94 0.30
(3)
7.20
Distributions
Net investment income (0.74) (0.77) (0.67) (0.71) (0.79)
Net realized gain (1.38) (1.46) (2.53) (0.43) (1.63)
Total distributions (2.12) (2.23) (3.20) (1.14) (2.42)
NET ASSET VALUE
End of period $ 33.64 $ 32.66 $ 35.99 $ 31.25 $ 32.09

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
9.75% (3.12)% 25.77% 1.44% 26.69%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.57% 0.56% 0.53% 0.55% 0.54%
Net expenses after waivers/
payments by Price Associates 0.57% 0.56% 0.53% 0.55% 0.54%
Net investment income 2.22% 2.20% 1.81% 2.51% 2.53%
Portfolio turnover rate 16.7% 17.3% 19.4% 24.2% 17.5%
Net assets, end of period (in
millions) $7,499 $7,431 $3,065 $2,334 $4,734
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 32.70 $ 36.01 $ 33.65
Investment activities
Net investment income
(2)(3)
0.92 0.93 0.73
Net realized and unrealized gain/loss 2.38 (1.84) 4.97
Total from investment activities 3.30 (0.91) 5.70
Distributions
Net investment income (0.92) (0.94) (0.81)
Net realized gain (1.38) (1.46) (2.53)
Total distributions (2.30) (2.40) (3.34)
NET ASSET VALUE
End of period $ 33.70 $ 32.70 $ 36.01
Ratios/Supplemental Data
Total return
(3)(4)
10.39% (2.60)% 17.31%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.54% 0.54% 0.53%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 2.79% 2.68% 2.32%
(5)
Portfolio turnover rate 16.7% 17.3% 19.4%
Net assets, end of period (in millions) $1,000 $1,046 $1,389
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Income Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.8%
AT&T  1,450,000 24,331
Verizon Communications  2,980,000 112,346
136,677
Entertainment 1.1%
Walt Disney  2,110,000 190,512
190,512
Interactive Media & Services 0.2%
Meta Platforms, Class A  (1) 75,000 26,547
26,547
Media 2.6%
Comcast, Class A  1,260,000 55,251
News, Class A  14,300,000 351,065
News, Class B  1,345,000 34,593
440,909
Total Communication Services 794,645
CONSUMER DISCRETIONARY 2.6%
Broadline Retail 0.5%
Kohl's  2,855,000 81,881
81,881
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands  3,510,000 172,727
172,727
Leisure Products 0.5%
Mattel (1) 4,620,000 87,226
87,226
Specialty Retail 0.6%
Best Buy  755,000 59,101
TJX  550,000 51,596
110,697
Total Consumer Discretionary 452,531
CONSUMER STAPLES 8.2%
Beverages 0.3%
Constellation Brands, Class A  185,000 44,724
44,724
Consumer Staples Distribution & Retail 1.3%
Dollar General  310,000 42,145

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  1,145,000 180,509
222,654
Food Products 2.2%
Conagra Brands  7,125,000 204,202
Mondelez International, Class A  320,000 23,178
Tyson Foods, Class A  2,700,000 145,125
372,505
Household Products 1.7%
Colgate-Palmolive  1,395,000 111,195
Kimberly-Clark  1,425,000 173,152
284,347
Personal Care Products 1.0%
Kenvue  7,600,000 163,628
163,628
Tobacco 1.7%
Philip Morris International  3,030,000 285,062
285,062
Total Consumer Staples 1,372,920
ENERGY 8.6%
Oil, Gas & Consumable Fuels 8.6%
Chevron  220,000 32,815
ConocoPhillips  355,000 41,205
Enbridge  2,810,000 101,216
EOG Resources  1,130,000 136,673
EQT  1,810,000 69,975
Exxon Mobil  2,300,000 229,954
Hess  985,000 141,998
Suncor Energy  2,655,000 85,066
TC Energy  1,795,000 70,167
TotalEnergies (EUR)  6,150,000 418,194
TotalEnergies, ADR  1,175,000 79,171
Williams  1,630,000 56,773
Total Energy 1,463,207
FINANCIALS 22.8%
Banks 8.8%
Bank of America  2,515,000 84,680
Citigroup  1,870,000 96,193
Fifth Third Bancorp  6,490,000 223,840
Huntington Bancshares  13,510,000 171,847
JPMorgan Chase  1,155,000 196,466
U.S. Bancorp  5,275,000 228,302

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo  10,315,000 507,704
1,509,032
Capital Markets 2.7%
Bank of New York Mellon  695,000 36,175
Carlyle Group  310,000 12,614
Charles Schwab  3,980,000 273,824
Goldman Sachs Group  155,000 59,794
Morgan Stanley  770,000 71,802
454,209
Financial Services 3.0%
Apollo Global Management  481,400 44,862
Equitable Holdings  8,555,000 284,882
Fiserv  (1) 1,435,000 190,625
520,369
Insurance 8.3%
American International Group  6,385,000 432,584
Chubb  1,655,000 374,030
Hartford Financial Services Group  2,235,000 179,649
Loews  2,530,000 176,063
MetLife  3,833,606 253,516
1,415,842
Total Financials 3,899,452
HEALTH CARE 15.6%
Biotechnology 1.0%
AbbVie  745,000 115,452
Biogen  (1) 240,000 62,105
177,557
Health Care Equipment & Supplies 4.5%
Becton Dickinson & Company  1,250,000 304,787
GE HealthCare Technologies  1,105,000 85,439
Medtronic  1,720,000 141,694
Zimmer Biomet Holdings  1,900,000 231,230
763,150
Health Care Providers & Services 5.0%
Cardinal Health  255,000 25,704
Centene  (1) 470,000 34,879
Cigna Group  610,000 182,665
CVS Health  2,590,000 204,506
Elevance Health  838,000 395,167
Humana  37,500 17,168
860,089

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 5.1%
AstraZeneca, ADR  1,660,000 111,801
Johnson & Johnson  1,230,000 192,790
Merck  1,400,000 152,628
Pfizer  5,970,000 171,877
Sanofi (EUR)  1,020,000 101,360
Sanofi, ADR  330,000 16,411
Viatris  11,030,000 119,455
866,322
Total Health Care 2,667,118
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 3.5%
Boeing (1) 1,130,000 294,546
L3Harris Technologies  1,470,000 309,611
604,157
Air Freight & Logistics 1.0%
United Parcel Service, Class B  1,060,000 166,664
166,664
Commercial Services & Supplies 0.5%
Stericycle (1) 1,660,000 82,270
82,270
Ground Transportation 1.2%
Norfolk Southern  550,000 130,009
Union Pacific  340,000 83,511
213,520
Industrial Conglomerates 4.0%
3M  365,000 39,902
General Electric  3,125,000 398,844
Honeywell International  120,000 25,165
Siemens (EUR)  1,180,000 221,379
685,290
Machinery 1.7%
Cummins  225,000 53,903
Flowserve  380,000 15,664
Stanley Black & Decker  2,210,000 216,801
286,368
Passenger Airlines 0.9%
Southwest Airlines  5,110,000 147,577
147,577
Total Industrials & Business Services 2,185,846

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 8.9%
Communications Equipment 0.2%
Cisco Systems  595,000 30,059
30,059
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity  635,000 89,217
89,217
IT Services 0.5%
Accenture, Class A  265,000 92,991
92,991
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices  (1) 90,000 13,267
Applied Materials  1,215,000 196,915
Intel  365,000 18,341
QUALCOMM  3,389,091 490,164
Texas Instruments  860,000 146,596
865,283
Software 1.7%
Microsoft  755,000 283,910
283,910
Technology Hardware, Storage & Peripherals 0.9%
Samsung Electronics (KRW)  2,425,000 147,190
147,190
Total Information Technology 1,508,650
MATERIALS 3.1%
Chemicals 2.0%
CF Industries Holdings  3,865,000 307,268
International Flavors & Fragrances  465,000 37,651
344,919
Containers & Packaging 1.1%
International Paper  5,250,000 189,787
189,787
Total Materials 534,706
REAL ESTATE 4.2%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  345,000 31,109
31,109
Office Real Estate Investment Trusts 0.0%
Vornado Realty Trust, REIT  280,000 7,910

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
7,910
Residential Real Estate Investment Trusts 1.4%
Equity Residential, REIT  3,850,000 235,466
235,466
Specialized Real Estate Investment Trusts 2.6%
Rayonier, REIT  4,335,000 144,832
Weyerhaeuser, REIT  8,420,000 292,764
437,596
Total Real Estate 712,081
UTILITIES 6.2%
Electric Utilities 3.5%
NextEra Energy  2,005,000 121,783
PG&E  1,490,000 26,865
Southern  6,340,000 444,561
593,209
Multi-Utilities 2.7%
Ameren  955,000 69,084
Dominion Energy  4,855,000 228,185
NiSource  1,080,000 28,674
Sempra  1,760,000 131,525
457,468
Total Utilities 1,050,677
Total Common Stocks (Cost $11,607,812) 16,641,833
CONVERTIBLE PREFERRED STOCKS 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  706,950 27,126
Total Utilities 27,126
Total Convertible Preferred Stocks (Cost $34,464) 27,126
PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 1.2%
Automobiles 1.2%
Dr. Ing. h.c. F. Porsche (EUR)  1,155,000 101,729
Volkswagen (EUR)  870,000 107,233
Total Consumer Discretionary 208,962
Total Preferred Stocks (Cost $227,029) 208,962

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(3) 143,610,760 143,611
Total Short-Term Investments (Cost $143,611) 143,611
Total Investments in Securities
99.9% of Net Assets
(Cost $12,012,916) $ 17,021,532
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 8,387++
Totals $ —# $ — $ 8,387+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 176,681  ¤   ¤ $ 143,611
Total $ 143,611^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $8,387 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $143,611.

T. ROWE PRICE Equity Income Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,012,916) $ 17,021,532
Dividends receivable 28,530
Receivable for shares sold 4,774
Receivable for investment securities sold 189
Other assets 7,565
Total assets 17,062,590
Liabilities
Payable for shares redeemed 9,780
Investment management fees payable 7,568
Due to affiliates 365
Payable to directors 14
Other liabilities 1,135
Total liabilities 18,862
NET ASSETS $ 17,043,728

T. ROWE PRICE Equity Income Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,018,620
Paid-in capital applicable to 506,368,753 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 12,025,108
NET ASSETS $ 17,043,728
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,356,708; Shares outstanding:
248,172,923) $ 33.67
Advisor Class
(Net assets: $147,535; Shares outstanding: 4,398,604) $ 33.54
R Class
(Net assets: $40,807; Shares outstanding: 1,219,121) $ 33.47
I Class
(Net assets: $7,499,110; Shares outstanding:
222,915,786) $ 33.64
Z Class
(Net assets: $999,568; Shares outstanding: 29,662,319) $ 33.70

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6,270) $ 465,080
Securities lending 322
    Interest 115
Other 10
Total income 465,527
Expenses
Investment management 89,019
Shareholder servicing
Investor Class $ 11,039
Advisor Class 226
R Class 77
I Class 1,710 13,052
Rule 12b-1 fees
Advisor Class 369
R Class 206 575
Prospectus and shareholder reports
Investor Class 199
Advisor Class 11
R Class 2
I Class 157
Z Class 1 370
Custody and accounting 607
Proxy and annual meeting 248
Registration 140
Legal and audit 97
Directors 59
Miscellaneous 274
Waived / paid by Price Associates (5,439)
Total expenses 99,002
Net investment income 366,525

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 777,775
Futures 1,997
Foreign currency transactions 2
Net realized gain 779,774
Change in net unrealized gain / loss
Securities 391,619
Other assets and liabilities denominated in foreign currencies (27)
Change in net unrealized gain / loss 391,592
Net realized and unrealized gain / loss 1,171,366
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,537,891

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 366,525 $ 382,326
Net realized gain 779,774 870,174
Change in net unrealized gain / loss 391,592 (1,870,570)
Increase (decrease) in net assets from operations 1,537,891 (618,070)
Distributions to shareholders
Net earnings
Investor Class (504,638) (554,467)
Advisor Class (8,708) (9,599)
R Class (2,294) (2,749)
I Class (456,273) (483,110)
Z Class (66,555) (75,521)
Decrease in net assets from distributions (1,038,468) (1,125,446)
Capital share transactions
*
Shares sold
Investor Class 420,422 843,505
Advisor Class 17,234 26,735
R Class 3,738 8,861
I Class 613,820 5,478,201
Z Class 50,882 28,105
Distributions reinvested
Investor Class 486,832 535,167
Advisor Class 8,556 9,462
R Class 2,294 2,749
I Class 426,761 452,225
Z Class 66,555 75,521
Shares redeemed
Investor Class (1,400,303) (6,446,240)
Advisor Class (39,200) (52,583)
R Class (12,266) (11,584)
I Class (1,188,435) (914,251)
Z Class (192,317) (339,656)
Decrease in net assets from capital share
transactions (735,427) (303,783)

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Decrease during period (236,004) (2,047,299)
Beginning of period 17,279,732 19,327,031
End of period $ 17,043,728 $ 17,279,732
*Share information (000s)
Shares sold
Investor Class 12,768 24,144
Advisor Class 532 766
R Class 115 254
I Class 18,679 155,520
Z Class 1,565 874
Distributions reinvested
Investor Class 14,824 15,948
Advisor Class 262 283
R Class 70 82
I Class 13,012 13,477
Z Class 2,029 2,247
Shares redeemed
Investor Class (42,566) (183,550)
Advisor Class (1,196) (1,504)
R Class (375) (336)
I Class (36,302) (26,633)
Z Class (5,921) (9,706)
Decrease in shares outstanding (22,504) (8,134)

T. ROWE PRICE Equity Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. The fund has five classes of shares: the Equity
Income Fund (Investor Class), the Equity Income Fund–Advisor Class (Advisor Class),
the Equity Income Fund–R Class (R Class), the Equity Income Fund–I Class (I Class),
and the Equity Income Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax

T. ROWE PRICE Equity Income Fund

expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$30,550,000 of net gain on $69,841,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Equity Income Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services

T. ROWE PRICE Equity Income Fund

to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2023, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,753,710 $ 888,123 $ — $ 16,641,833
Convertible Preferred Stocks — 27,126 — 27,126
Preferred Stocks — 208,962 — 208,962
Short-Term Investments 143,611 — — 143,611
Total $ 15,897,321 $ 1,124,211 $ — $ 17,021,532

T. ROWE PRICE Equity Income Fund

The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying
Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,997
Total $ 1,997

T. ROWE PRICE Equity Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,760,039,000 and $4,001,718,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Equity Income Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 404,818 $ 392,849
Long-term capital gain 633,650 732,597
Total distributions $ 1,038,468 $ 1,125,446
($000s)
Cost of investments $ 12,027,314
Unrealized appreciation $ 5,332,804
Unrealized depreciation (338,466)
Net unrealized appreciation (depreciation) $ 4,994,338

T. ROWE PRICE Equity Income Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to
0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s
($000s)
Undistributed ordinary income $ 537
Undistributed long-term capital gain 23,745
Net unrealized appreciation (depreciation) 4,994,338
Total distributable earnings (loss) $ 5,018,620

T. ROWE PRICE Equity Income Fund

average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At
December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Prior to June 1, 2023, the Advisor Class and R Class were not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Equity Income Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $5,470,000 for T. Rowe Price Services, Inc.; and
$1,176,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class R Class I Class Z Class
Expense
limitation/I Class
Limit 0.88% 1.13% 1.38% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid
during the period
($000s) $— $— $— $— $(5,439)

T. ROWE PRICE Equity Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $433,000 for shareholder servicing costs related to the college savings plans, of which $385,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 365,197 shares of the I Class, representing less than 1% of the I Class's net assets.

T. ROWE PRICE Equity Income Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $326,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Equity Income Fund,
Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Income Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$37,815,000 from short-term capital gains
$756,594,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $449,744,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $368,445,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Equity Income Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Equity Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Equity Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Equity Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Equity Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Equity Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Income Fund  Principal Occupation(s)
Jason R. Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
David Corris (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Head of Disciplined Equities
and Portfolio Manager, Bank of Montreal Global
Asset Management (to 2021)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Equity Income Fund

Name (Year of Birth)
Position Held With Equity Income Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kate Hobbs (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Portfolio Manager, Millennium
Partners (to 2020); Senior Analyst, Citadel LLC,
Aptigon Capital (to 2018)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Shinwoo Kim (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John D. Linehan, CFA (1965)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gregory Locraft (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
George Marzano (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Heather K. McPherson, CPA (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Andy Peters (1988)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Equity Income Fund

Name (Year of Birth)
Position Held With Equity Income Fund  Principal Occupation(s)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Daniel Shear (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The University of
Chicago Booth School of Business (to 2020);
summer intern, T. Rowe Price (2019)
Matthew J. Snowling, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Preeta Ragavan Srinivasan, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Steven Strycula (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Sellside Equity Research-
Executive Director, UBS Investment Bank (to 2020)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281616 F71-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024